Shareholder Report, Holdings (Details)	Mar. 31, 2025
Matisse Discounted Bond CEF Strategy (Institutional Class) | Fidelity Government Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
Matisse Discounted Bond CEF Strategy (Institutional Class) | Western Asset Inflation-Linked Opportunities & IncomeÂ Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Matisse Discounted Bond CEF Strategy (Institutional Class) | BlackRock Municipal 2030 Target Term Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Matisse Discounted Bond CEF Strategy (Institutional Class) | BNY Mellon Municipal Bond Infrastructure Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Matisse Discounted Bond CEF Strategy (Institutional Class) | PIMCO California Municipal Income Fund II [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Matisse Discounted Bond CEF Strategy (Institutional Class) | PIMCO New York Municipal Income Fund II [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Matisse Discounted Bond CEF Strategy (Institutional Class) | abrdn National Municipal Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Matisse Discounted Bond CEF Strategy (Institutional Class) | PIMCO New York Municipal Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Matisse Discounted Bond CEF Strategy (Institutional Class) | Morgan Stanley Emerging Markets Domestic Debt FundÂ Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Matisse Discounted Bond CEF Strategy (Institutional Class) | Putnam Municipal Opportunities Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Matisse Discounted Bond CEF Strategy (Institutional Class) | Closed-End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.90%
Matisse Discounted Bond CEF Strategy (Institutional Class) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
Matisse Discounted Closed-End Fund Strategy (Institutional Class) | Fidelity Government Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Matisse Discounted Closed-End Fund Strategy (Institutional Class) | Tetragon Financial Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Matisse Discounted Closed-End Fund Strategy (Institutional Class) | Pershing Square Holdings Ltd/Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Matisse Discounted Closed-End Fund Strategy (Institutional Class) | Destra Multi-Alternative Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Matisse Discounted Closed-End Fund Strategy (Institutional Class) | Templeton Dragon Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Matisse Discounted Closed-End Fund Strategy (Institutional Class) | Highland Global Allocation Fund/CEF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Matisse Discounted Closed-End Fund Strategy (Institutional Class) | SRH Total Return Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Matisse Discounted Closed-End Fund Strategy (Institutional Class) | Highland Opportunities and Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Matisse Discounted Closed-End Fund Strategy (Institutional Class) | Mexico Fund Inc/The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Matisse Discounted Closed-End Fund Strategy (Institutional Class) | Japan Smaller Capitalization Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Matisse Discounted Closed-End Fund Strategy (Institutional Class) | Closed-End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.20%
Matisse Discounted Closed-End Fund Strategy (Institutional Class) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%